Capital Management - Summary of Authorized Shares, Issued and Fully Paid Up Shares (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Apr. 14, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Nominal value	$ 1.1211	$ 1.1211
Class A Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares authorized per share	0.002
Nominal value	0.002		$ 0.002
Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares authorized per share	0.002
Nominal value	0.002		0.002
Undesignated Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares authorized per share	$ 0.002
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares authorized per share			$ 1.1211